Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Earning per share – diluted	$ 0.18	$ 0.80	$ 0.00
Diluted weighted average shares outstanding	615,135	575,930	560,000